Operating Leases	9 Months Ended
Sep. 30, 2024
Leases [Abstract]
Operating leases	OPERATING LEASES
Rental income

The components of operating lease income were as follows:

	Nine months ended September 30,
(in thousands of $)	2024	2023
Operating lease income	6,101	15,439
Variable lease income (1)	2,749	750
Total operating lease income (2)	8,850	16,189
(1) “Variable lease income” is excluded from lease payments that comprise the minimum contractual future revenues from non-cancellable operating leases.
(2) Total operating lease income is presented in the unaudited consolidated statement of operations line item “Time and voyage charter revenues.”